Equity Incentive Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Summary of Option Activity

Stock option activity under the 2008 Plan, 2009 Plan and 2019 Plan during the nine months ended September 30, 2019 is as follows:

	Shares Subject to Outstanding Options	Weighted- Average Exercise Price per Share	Aggregate Intrinsic Value (in thousands)
Options outstanding at December 31, 2018	15,157,930	$4.52	$41,690
Options granted (unaudited)	4,071,846	9.15
Options forfeited or cancelled (unaudited)	(367,675)	6.08
Options exercised (unaudited)	(1,379,658)	1.67

Options outstanding at September 30, 2019 (unaudited)	17,482,443	5.79	438,968

Summary of Estimated Fair Value of Options Granted

The estimated fair value of options granted during the nine months ended September 30, 2018 and 2019 was estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Nine Months Ended September 30,
	2018	2019
	(unaudited)
Grant date fair value	$6.55	$10.08
Expected term (in years)	6.15	6.06
Risk-free interest rate	2.7%	2.4%
Expected volatility	68.9%	68.0%
Expected dividend yield	—	—

The estimated fair value of options granted during 2017 and 2018 was estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions for our 2009 Plan:

	Year Ended December 31,
	2017	2018
Grant date fair value	$6.27	$6.55
Expected term (in years)	6.12	6.14
Risk-free interest rate	2.0%	2.7%
Expected volatility	70.2%	68.1%
Expected dividend yield	—	—

Summary of Compensation Costs Related to Stock Options and RSUs Included on Statements of Operations

The compensation costs for the three and nine months ended September 30, 2018 and 2019, respectively, related to stock options and RSUs are included on our unaudited condensed statements of operations as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2019	2018	2019
	(unaudited)
Cost of revenue	$97	$133	$273	$376
Research and development	700	943	2,168	2,838
Sales and marketing	620	798	2,169	2,647
General and administration	1,136	1,461	3,493	3,852

Total share-based compensation expense	$2,553	$3,335	$8,103	$9,713

The compensation costs related to stock options are included in the statements of operations as follows (in thousands):

	Year Ended December 31,
	2017	2018
Cost of revenue	$237	$398
Research and development	2,375	2,896
Sales and marketing	1,344	2,891
General and administration	3,053	4,964

Total share-based compensation expense	$7,009	$11,149

Summary of Changes in Shares Available for Grant

Changes in shares available for grant during the nine months ended September 30, 2019 were as follows:

Shares Available for Grant
Shares available for grant at December 31, 2018	6,827,996
2019 Plan reserve (unaudited)	12,363,202
Options and RSUs granted (unaudited)	(4,084,656)
Options and RSUs forfeited or cancelled (unaudited)	367,675

Shares available for grant at September 30, 2019 (unaudited)	15,474,217

2009 Equity Incentive Plan
Summary of Option Activity

A summary of our option and restricted stock unit (“RSU”) activity is as follows:

	Shares available for grant	Shares subject to outstanding options	Weighted- average exercise price per share	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2016	3,423,473	12,985,266	$3.46	$37,138

Authorized	—	—	—
Options granted	(1,604,496)	1,604,496	6.27
RSUs forfeited	880,487	(880,487)	—
Forfeited	2,086,035	(2,086,035)	5.80
Exercised	—	(54,685)	1.73

Outstanding at December 31, 2017	4,785,499	11,568,555	3.70	32,970

Authorized	6,000,000	—	—
Options granted	(4,764,625)	4,764,625	6.55
Forfeited	807,122	(807,122)	5.54
Exercised	—	(632,805)	1.85

Outstanding at December 31, 2018	6,827,996	14,893,253	4.59	39,864

Summary Of Stock Options Outstanding and Exercisable

The following table summarizes information about stock options outstanding and exercisable at December 31, 2018:

Exercise price	Options outstanding	Weighted- average remaining contractual life (years)	Options exercisable	Aggregate intrinsic value (in thousands)
$ 0.16	469,109	1.36	469,109
0.33	1,428,959	2.90	1,428,959
0.45	641,000	3.95	641,000
0.84	1,115,225	5.05	1,115,225
1.98	1,040,500	5.65	1,040,500
4.07	409,194	6.22	395,005
6.27	672,353	6.73	402,321
6.32	4,431,538	6.71	3,623,123
6.55	4,685,375	9.29	947,049

	14,893,253	6.66	10,062,291	$36,089

Sequenta, Inc. 2008 Stock Plan | Series E-1 Convertible Preferred Stock Options
Summary of Option Activity

A summary of our Series E-1 convertible preferred stock option activity is as follows:

	Convertible preferred shares subject to outstanding options	Weighted- average exercise price per share	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2016	814,563	$0.56	$4,814

Options granted	—	—
Forfeited	(121,898)	0.55
Exercised	(171,526)	0.74

Outstanding at December 31, 2017	521,139	0.50	3,195

Options granted	—	—
Forfeited	(122,397)	0.36
Exercised	(134,065)	0.75

Outstanding at December 31, 2018	264,677	0.44	1,826

Summary Of Stock Options Outstanding and Exercisable

The following table summarizes information about convertible preferred stock options outstanding and exercisable at December 31, 2018:

Exercise price	Options outstanding	Weighted- average remaining contractual life (years)	Options exercisable	Aggregated intrinsic value (in thousands)
$0.10	104,652	0.63	104,652
0.28	10,153	2.23	10,153
0.55	74,473	4.08	74,473
0.82	70,518	5.12	70,480
0.92	4,881	5.37	4,881

	264,677	2.94	264,639	$1,826